Reconciliation of profit for the year to cash flow from operations - Summary of Reconciliation of Profit for the Year to Cash Flow from Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of profit or loss to net cash flows from operating activities [Abstract]
Profit for the year	$ 593	$ 417	$ 1,224
Adjustments for:
Net financial expenses	85	87	87
Income tax charge	85	174	188
Depreciation and amortisation	103	96	96
Impairment	18	16	36
Other exceptional items	(22)	13	(855)
Equity-settled share-based cost	21	17	19
Dividends from associates and joint ventures	4	5	5
(Increase)/decrease in trade and other receivables	(71)	(24)	3
Net change in loyalty programme liability and System Fund surplus	8	65	42
System Fund depreciation and amortisation	36	31	21
Increase/(decrease) in other trade and other payables	44	102	(13)
Utilisation of provisions, net of insurance recovery		(4)
Retirement benefit contributions, net of costs	(1)	(32)	(4)
Cash flows relating to exceptional items	(44)	(19)	(45)
Other items	(3)	9	6
Total adjustments	263	536	(414)
Cash flow from operations	$ 856	$ 953	$ 810